UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6537
Van Kampen Trust For Investment Grade New York Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 181.1%
	New York 173.9%
$1,750	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.250%	11/15/32	$1,421,000
1,000	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	910,370
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser A (AMBAC Insd)	5.750	08/01/25	1,018,680
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser B (AMBAC Insd)	5.750	08/01/30	1,013,160
990	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	621,215
2,400	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	1,661,400
1,000	Erie Cnty, NY Pub Impt, Ser C (AMBAC Insd) (Prerefunded @ 7/01/10)	5.500	07/01/29	1,056,630
1,000	Essex Cnty, NY Indl Dev Agy Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	803,210
1,500	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.000	10/01/30	1,486,365
2,000	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.500	06/01/32	2,015,460

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	Islip, NY Res Recovery Agy Rev 1985 Fac, Ser B (AMBAC Insd) (AMT)	7.250%	07/01/11	$2,137,440
1,500	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser B	5.000	12/01/35	1,438,455
1,975	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser E	5.000	12/01/17	2,141,137
1,860	Long Island Pwr Auth NY Elec Sys Rev, Ser A	6.250	04/01/33	2,063,447
1,315	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	1,263,189
2,370	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	2,363,080
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	5.500	02/01/32	604,020
1,000	Madison Cnty, NY Indl Dev Agy Morrisville St College Fndtn, Ser A (CIFG Insd)	5.000	06/01/28	886,960
1,535	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/27	1,603,139
4,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	4,143,360
10,000	Metropolitan Trans Auth NY Rev, Ser B (BHAC Insd) (a)	5.000	11/15/31	10,259,550
1,500	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,243,320
2,935	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	3,058,358

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$8,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700%	01/01/43	$6,183,120
6,300	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	5,004,657
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	1,813,520
3,375	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	2,115,450
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.500	01/01/46	2,182,200
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AMBAC Insd)	5.000	01/01/36	1,708,340
3,000	New York City Indl Dev Agy Spl Fac Rev Amern Air JFK Intl Arpt (AMT)	7.500	08/01/16	2,502,180
2,445	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/21	2,553,607
500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/25	507,290
1,500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/29	1,505,625
3,710	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/19	3,653,645

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500%	01/01/20	$2,937,090
5,750	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/21	5,593,082
1,320	New York City Indl Dev Civic Fac Rev YMCA Gtr NY Proj	5.800	08/01/16	1,322,244
1,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,579,890
10,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser C (a)	5.000	06/15/31	10,126,250
12,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/37	11,993,520
2,650	New York City Muni Wtr Fin, Ser B	6.000	06/15/33	2,781,413
3,300	New York City, Ser F1	5.500	11/15/28	3,499,155
2,000	New York City, Ser G	5.000	12/01/25	2,039,220
1,300	New York City, Ser G	5.000	12/01/26	1,321,801
10,000	New York City, Subser I-1 (a)	5.000	02/01/26	10,250,500
10	New York City, Ser K (Prerefunded @ 8/01/09)	5.625	08/01/13	10,100
10,000	New York City, Subser L-1 (a)	5.000	04/01/27	10,239,550
10,890	New York City Transitional Cultural Res Rev Amern Museum Nat History Rfdg, Ser A (NATL Insd) (a)	5.000	07/01/44	10,695,559
2,950	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	3,008,410

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250%	01/15/39	$1,001,450
1,000	New York St Dorm Auth Lease Rev Master Boces Pgm, Ser A (FSA Insd)	5.250	08/15/17	1,059,760
5,200	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	4,484,844
2,750	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.100	07/01/34	2,240,177
3,500	New York St Dorm Auth Rev City Univ Cons Third, Ser 1 (FGIC Insd)	5.250	07/01/25	3,510,710
3,125	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,444,750
2,500	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,659,950
1,670	New York St Dorm Auth Rev Dept Ed	5.250	07/01/19	1,797,772
2,500	New York St Dorm Auth Rev Dept Hlth, Ser A (CIFG Insd)	5.000	07/01/25	2,536,950
2,035	New York St Dorm Auth Rev Grace Manor Hlthcare Fac (SONYMA Insd)	6.150	07/01/18	2,037,422
3,800	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	3,784,724
2,340	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	2,318,425
1,000	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500	07/01/10	1,032,670

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,720	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500%	07/01/11	$1,813,482
3,750	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Center (NATL Insd)	5.500	07/01/23	4,223,737
6,000	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	6,312,780
2,000	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.000	07/01/35	1,186,560
2,525	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.125	07/01/30	1,629,685
600	New York St Dorm Auth Rev Non St Supported Debt Insd-pratt Inst, Ser C (AGL Insd) (c)	5.125	07/01/39	598,608
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	3,800,040
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	3,549,160
2,870	New York St Dorm Auth Rev Non St Supported Debt NY University, Ser C	5.000	07/01/38	2,869,885
5,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	4,101,150

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125%	12/01/29	$822,980
3,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	2,737,320
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser D (AGL Insd)	5.750	10/01/24	2,192,260
3,000	New York St Dorm Auth Rev Sec Hosp North Gen Hosp Rfdg	5.750	02/15/18	3,179,820
1,585	New York St Dorm Auth Rev Secondarily Insd NY Univ, Ser 1 (BHAC Insd)	5.500	07/01/31	1,776,119
2,205	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	2,254,260
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (FSA Insd)	5.000	02/15/27	2,062,000
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (FSA Insd) (AMT)	5.250	02/15/28	1,913,180
1,000	New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (NATL Insd) (Prerefunded @ 5/15/10)	6.000	05/15/15	1,054,400
3,600	New York St Dorm Auth Rev St Univ Ed Fac, Ser A (NATL Insd)	5.250	05/15/15	3,953,664

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,010	New York St Dorm Auth Rev St Univ Ed Fac, Ser B	5.250%	05/15/19	$5,482,243
300	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd, Ser A (POL CTL-SRF Insd) (d)	5.750	06/15/12	341,685
500	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd) (d)	5.750	06/15/12	568,250
95	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd)	5.750	06/15/12	107,330
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Proj, Ser B	5.250	06/15/20	1,050,430
1,500	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A	5.125	06/15/38	1,520,220
3,250	New York St Hsg Fin Agy Rev Affordable Hsg, Ser B (AMT)	5.250	11/01/27	3,178,825
1,555	New York St Mtg Agy Rev Homeowner Mtg, Ser 145 (AMT)	5.050	10/01/29	1,486,673
855	New York St Mtg Agy Rev Homeowner Mtg, Ser 71 (AMT)	5.400	04/01/29	853,906
2,500	New York St Twy Auth Gen Rev, Ser H (NATL Insd)	5.000	01/01/29	2,516,975
2,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/27	2,053,140
1,625	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,708,103

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$4,650	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500%	01/01/14	$4,942,810
2,000	New York St Urban Dev Corp Rev Svc Contract, Ser B	5.250	01/01/25	2,080,780
3,570	Niagara Falls, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl Arpt, Ser A (NATL Insd) (AMT)	5.625	04/01/29	3,288,791
1,060	Niagara Falls, NY Wtr Treatment Plant (NATL Insd) (AMT)	7.250	11/01/10	1,146,114
35,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	35,418,076
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	1,840,600
2,500	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,231,900
10,000	Porth Auth NY & NJ Cons 152nd (a)	5.000	11/01/25	10,069,750
1,000	Rockland Cnty, NY Solid Waste Mgmt Auth, Ser B (AMBAC Insd) (AMT)	5.125	12/15/28	915,470
1,000	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.125	12/01/27	874,210
650	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.250	12/01/32	547,560
1,250	Sodus, NY Ctr Sch Dist Rfdg (NATL Insd)	5.125	06/15/17	1,356,363

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,170	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (e)	5.375%	01/01/27	$1,492,266
15	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser A	5.000	01/01/32	15,030
5,000	Tsasc, Inc NY, Ser 1	5.000	06/01/34	3,425,950
10,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	6,588,800
1,360	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (FSA Insd)	5.000	12/01/35	1,265,888
5,000	Westchester Cnty, NY Indl Dev Agy Continuing Care Retirement Mtg Kendal on Hudson Proj, Ser A (Prerefunded @ 1/01/13)	6.500	01/01/34	5,821,350
7,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	4,571,980

				345,042,525

	Guam 0.6%
750	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	734,378
500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	492,740

				1,227,118

	Puerto Rico 3.4%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser TT	5.000	07/01/37	862,870
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,374,000
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	926,100

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500%	07/01/21	$1,011,180
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	85,547
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,542,775

				6,802,472

	U.S. Virgin Islands 3.2%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,515,510
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,216,840
1,600	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	1,613,456

				6,345,806

Total Long-Term Investments 181.1% (Cost $373,302,917)				359,417,921

Total Short-Term Investments 0.6% (Cost $1,100,000)				1,100,000

Total Investments 181.7% (Cost $374,402,917)				360,517,921

Liability for Floating Rate Note Obligations Related to Securities Held (32.7%) (Cost ($64,835,000))
(64,835)	Notes with interest rates ranging from 0.31% to 0.51% at July 31, 2009 and contractual maturities of collateral ranging from 2025 to 2044 (f)			(64,835,000)

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

Total Net Investments 149.0% (Cost $309,567,917)				$295,682,921

Other Assets in Excess of Liabilities 2.2%				4,281,464

Preferred Shares (including accrued distributions) (51.2%)				(101,507,466)

Net Assets Applicable to Common Shares 100.0%				$198,456,919

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Escrowed to Maturity

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Comwth — Commonwealth of Puerto Rico
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
NATL — National Public Finance Guarantee Corp.
POL CTL-SRF — State Water Pollution Control Revolving Fund
SONYMA — State of New York Mortgage Agency
Syncora Gtd — Syncora Guarantee Inc.

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Trust’s investments carried at value:

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment Type	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$358,190,803	$—	$358,190,803

Issued by Foreign Governments	—	1,227,118	—	1,227,118

Short-Term Investments	—	1,100,000	—	1,100,000

Total Assets	$—	$360,517,921	$—	$360,517,921

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009